Note 16 - Deferred Compensation Plan	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deferred Compensation Plan [Text Block]
(
1
6
)
Deferred
Compensation
Plan

Colony
Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts. In accordance with terms of the contracts, the Bank is committed to pay the participant’s deferred compensation over a specified number of years, beginning at age
65.
In the event of a participant’s death before age
65,
payments are made to the participant’s named beneficiary over a specified number of years, beginning on the first
day of the month following the death of the participant.

Liabilities
accrued under the plans totaled
$766,667
and
$825,599
as of
December 31, 2017
and
2016,
respectively. Benefit payments under the contracts were
$110,080
in
2017
and
$135,885
in
2016.

Provisions
charged to operations totaled
$55,572
in
2017,
$57,125
in
2016
and
$196,869
in
2015.

The Company has purchased life insurance policies on the plans
’ participants and uses the cash flow from these policies to partially fund the plan. Fee income recognized with these plans totaled
$233,064
in
2017,
$165,128
in
2016
and
$174,675
in
2015.
In addition death benefits recognized as income totaled
$137,058
in
2015.